DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.   DISCONTINUED OPERATIONS

In November 2020, the Company approved a disposal plan to wind down its Dianjia.com services business by the end of December 31, 2020 and committed to a plan to sell its Wowo convenience stores (“Store+ disposal plan”) in order to increase focus on the Company’s core businesses. All of the components of the Store+ segment are reported as discontinued operations in the consolidated statements of comprehensive loss for the current year and all comparative periods in accordance with ASC 210-05, Discontinued Operations as the disposal plan of the Store+ segment represented a strategic shift that had a major effect on the Group’s operations and financial results. Further, the related current and non-current assets and liabilities associated with the Store+ disposal group are reflected as held for sale in the consolidated balance sheets at December 31, 2019 and 2020. The numbers in all of the relevant footnote disclosures are also adjusted for the current year and comparative periods. No loss was recognized on the initial measurement of the disposal group as held for sale.

The approval of the Store+ disposal plan was determined to be an event that would more likely than not reduce the fair value of the reporting unit below its carrying amount and the Company performed an interim impairment test of goodwill for the Store+ reporting unit by estimating the fair value of the reporting unit based on an income approach, which is sensitive to significant assumptions such as discount rate, revenue growth rates and operating margins. As the fair value of the Store+ reporting unit exceeded its carrying value, management concluded that goodwill was not impaired.

The following tables set forth the assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Company’s consolidated financial statements:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Cash and cash equivalents	9,270	13,530	2,074
Accounts receivable, net	88	—	—
Inventories	33,523	34,015	5,213
Prepayments and other current assets	21,314	21,559	3,304
Property and equipment, net	—	11,699	1,793
Intangible assets, net	—	95,234	14,595
Goodwill	—	201,668	30,907
Operating lease right-of-use assets	—	126,937	19,454
Non-current deposits	—	4,753	728
Total current assets classified as held for sale	64,195	509,395	78,068
Property and equipment, net	14,975	—	—
Intangible assets, net	101,179	—	—
Goodwill	201,668	—	—
Operating Lease right-of-use assets	169,789	—	—
Non-current Deposits	8,562	—	—
Total non-current assets classified as held for sale	496,173	—	—

4.   DISCONTINUED OPERATIONS (CONTINUED)

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Accounts and notes payable	—	40,460	6,202
Customer advances and deposits and deferred revenue	880	1,515	232
Accrued expenses and other liabilities	13,585	18,142	2,780
Operating lease liabilities	59,777	109,822	16,831
Deferred tax liabilities	—	23,493	3,600
Total current liabilities classified as held for sale	74,242	193,432	29,645
Operating lease liabilities	93,726	—	—
Deferred tax liabilities	24,978	—	—
Total non-current liabilities classified as held for sale	118,704	—	—

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue	2,845,002	2,817,202	2,200,559	337,250
Cost of revenue	(2,589,883)	(2,495,503)	(1,918,462)	(294,018)
Gross profit	255,119	321,699	282,097	43,232
Selling expenses	(522,872)	(498,975)	(444,845)	(68,175)
General and administrative expenses	(134,033)	(176,827)	(171,454)	(26,276)
Research and development expenses	—	(39,158)	(32,319)	(4,953)
Total operating expenses	(656,905)	(714,960)	(648,618)	(99,404)
Loss from discontinued operations	(401,786)	(393,261)	(366,521)	(56,172)
Foreign exchange gain/(loss)	1,091	(2,045)	(3,715)	(569)
Other income	3,007	6,452	4,511	691
Other expense	(2,070)	(4,653)	(3,916)	(600)
Loss before income taxes	(399,758)	(393,507)	(369,641)	(56,650)
Income tax expense	(1,387)	1,737	1,485	228
Net loss from discontinued operations	(401,145)	(391,770)	(368,156)	(56,422)